Financial Instruments Risk - Schedule of Aging of Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 42,030	$ 45,199
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	42,030	45,199
Credit risk | 0 – 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	36,195	34,167
Credit risk | 61+ days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 5,835	$ 11,032